Note 8 - Right to Use Assets and Lease Liability - Summary of Lease Liability (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Office lease	$ 128,618
Less: short term portion	53,484
Long term portion	$ 75,134